UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 1/31

Date of reporting period: 10/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2015 (Unaudited)

Deutsche Core Plus Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 31.4%
Consumer Discretionary 4.5%
1011778 BC Unlimited Liability Co., 144A, 4.625%, 1/15/2022		40,000	40,600
Ally Financial, Inc.:
3.25%, 2/13/2018		100,000	100,500
4.125%, 3/30/2020 (b)		85,000	87,762
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	72,538
7.0%, 5/20/2022		200,000	211,000
APX Group, Inc., 6.375%, 12/1/2019		35,000	34,038
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		55,000	58,988
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		55,000	50,875
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		150,000	149,437
5.5%, 4/1/2023 (b)		35,000	36,269
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		235,000	212,945
5.165%, 8/1/2044		285,000	257,268
Boyd Gaming Corp., 6.875%, 5/15/2023		45,000	47,700
Caleres, Inc., 144A, 6.25%, 8/15/2023		35,000	35,350
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		115,000	115,287
144A, 5.375%, 5/1/2025 (b)		85,000	84,150
144A, 5.875%, 5/1/2027		145,000	145,000
CCO Safari II LLC:
144A, 4.908%, 7/23/2025		75,000	76,236
144A, 6.484%, 10/23/2045		55,000	57,035
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		300,000	288,222
144A, 6.375%, 9/15/2020		510,000	510,637
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		40,000	41,200
Series B, 6.5%, 11/15/2022		385,000	401,362
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,075
Columbus International, Inc., 144A, 7.375%, 3/30/2021		500,000	520,000
CVS Health Corp., 5.125%, 7/20/2045		120,000	128,650
D.R. Horton, Inc., 4.0%, 2/15/2020		35,000	36,050
Dana Holding Corp., 5.5%, 12/15/2024		65,000	64,838
Discovery Communications LLC, 4.875%, 4/1/2043		45,000	39,790
DISH DBS Corp.:
4.25%, 4/1/2018		55,000	54,931
5.0%, 3/15/2023		205,000	189,625
7.875%, 9/1/2019		235,000	257,863
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		140,000	145,950
144A, 5.75%, 3/1/2023		122,500	129,084
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		100,000	101,000
General Motors Co., 4.0%, 4/1/2025		1,600,000	1,559,342
General Motors Financial Co., Inc., 3.2%, 7/13/2020		155,000	153,773
Global Partners LP, 7.0%, 6/15/2023		70,000	65,800
Group 1 Automotive, Inc., 5.0%, 6/1/2022 (b)		475,000	479,750
HD Supply, Inc.:
7.5%, 7/15/2020 (b)		35,000	37,275
11.5%, 7/15/2020		110,000	124,437
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	24,250
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		25,000	18,875
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		65,000	68,900
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		25,000	25,438
Mediacom Broadband LLC, 6.375%, 4/1/2023		25,000	24,125
MGM Resorts International:
6.625%, 12/15/2021		355,000	378,962
6.75%, 10/1/2020		30,000	31,950
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		50,000	50,813
Numericable-SFR, 144A, 4.875%, 5/15/2019		400,000	402,000
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		30,000	31,950
Quebecor Media, Inc., 5.75%, 1/15/2023		35,000	35,875
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023 (b)		5,000	5,075
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021 (b)		25,000	24,938
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		35,000	37,100
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		440,000	467,720
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	54,725
Starz LLC, 5.0%, 9/15/2019		30,000	30,679
Suburban Propane Partners LP, 5.75%, 3/1/2025		50,000	48,125
Time Warner Cable, Inc., 7.3%, 7/1/2038		360,000	389,972
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		45,000	44,719
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		370,000	380,286
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		70,000	68,775
144A, 8.5%, 10/15/2022		35,000	38,063
			9,890,947
Consumer Staples 0.7%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		16,000	16,980
Cott Beverages, Inc.:
5.375%, 7/1/2022		75,000	74,625
6.75%, 1/1/2020		65,000	68,900
Imperial Tobacco Finance PLC, 144A, 4.25%, 7/21/2025		100,000	102,350
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		55,000	53,213
144A, 7.25%, 6/1/2021		100,000	104,625
144A, 8.25%, 2/1/2020		275,000	288,062
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		500,000	540,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		65,000	66,463
Reynolds American, Inc.:
4.45%, 6/12/2025		60,000	62,609
5.85%, 8/15/2045		40,000	44,373
Smithfield Foods, Inc., 6.625%, 8/15/2022		3,000	3,210
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		35,000	37,319
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	64,350
Tonon Luxembourg SA, 144A, 7.25%, 1/24/2020 (PIK) (b)		310,874	105,697
			1,632,776
Energy 3.8%
Antero Resources Corp.:
5.125%, 12/1/2022		115,000	103,212
5.375%, 11/1/2021		45,000	41,400
144A, 5.625%, 6/1/2023		65,000	59,800
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		25,000	21,000
144A, 5.625%, 6/1/2024		30,000	24,750
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		30,000	28,050
California Resources Corp.:
5.0%, 1/15/2020		25,000	18,188
5.5%, 9/15/2021		54,000	37,125
6.0%, 11/15/2024		45,000	30,600
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	71,344
Chesapeake Energy Corp., 5.75%, 3/15/2023		210,000	132,300
Concho Resources, Inc., 5.5%, 4/1/2023		170,000	170,850
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		30,000	25,500
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,000,000	1,084,235
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	507,500
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		55,000	52,800
144A, 8.125%, 9/15/2023		90,000	90,225
EP Energy LLC, 6.375%, 6/15/2023 (b)		65,000	48,913
Gulfport Energy Corp., 6.625%, 5/1/2023		30,000	27,450
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		60,000	54,300
144A, 5.75%, 10/1/2025		100,000	92,500
Kinder Morgan, Inc.:
3.05%, 12/1/2019		500,000	484,671
5.55%, 6/1/2045		330,000	277,811
Laredo Petroleum, Inc., 6.25%, 3/15/2023		95,000	91,200
Lukoil International Finance BV, 144A, 3.416%, 4/24/2018		500,000	487,330
MEG Energy Corp., 144A, 7.0%, 3/31/2024		320,000	276,800
Memorial Resource Development Corp., 5.875%, 7/1/2022		60,000	56,550
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		55,000	58,025
Newfield Exploration Co., 5.375%, 1/1/2026		50,000	47,500
Noble Holding International Ltd., 4.0%, 3/16/2018		30,000	27,577
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	8,270
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		205,000	174,762
6.875%, 1/15/2023		70,000	60,550
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (b)		300,000	240,000
ONEOK Partners LP, 4.9%, 3/15/2025 (b)		150,000	138,292
Pacific Exploration & Production Corp., 144A, 5.375%, 1/26/2019		200,000	87,000
Parsley Energy LLC, 144A, 7.5%, 2/15/2022 (b)		10,000	10,075
Range Resources Corp., 144A, 4.875%, 5/15/2025		60,000	53,700
Regency Energy Partners LP, 5.0%, 10/1/2022		40,000	38,874
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	250,705
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		15,000	13,875
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		200,000	206,664
RSP Permian, Inc.:
6.625%, 10/1/2022		150,000	148,500
144A, 6.625%, 10/1/2022		30,000	29,700
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		120,000	119,100
144A, 5.625%, 3/1/2025		80,000	76,700
5.75%, 5/15/2024		200,000	193,000
SESI LLC, 7.125%, 12/15/2021		40,000	38,853
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		20,000	18,200
Sunoco LP:
144A, 5.5%, 8/1/2020		45,000	46,125
144A, 6.375%, 4/1/2023		40,000	40,300
Talos Production LLC, 144A, 9.75%, 2/15/2018		35,000	16,888
Targa Resources Partners LP, 4.125%, 11/15/2019		25,000	23,250
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		115,000	106,087
Tesoro Corp., 4.25%, 10/1/2017		35,000	35,788
Transocean, Inc., 4.3%, 10/15/2022		920,000	601,330
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		500,000	513,750
Whiting Petroleum Corp.:
5.75%, 3/15/2021		60,000	55,725
6.25%, 4/1/2023 (b)		275,000	255,750
Williams Partners LP, 4.0%, 9/15/2025 (b)		200,000	170,204
WPX Energy, Inc., 8.25%, 8/1/2023 (b)		85,000	79,900
			8,381,423
Financials 7.9%
AerCap Ireland Capital Ltd., 3.75%, 5/15/2019		275,000	278,300
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		40,000	41,200
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	202,877
Bank of America Corp., 3.875%, 8/1/2025		1,600,000	1,627,854
Barclays Bank PLC, 7.625%, 11/21/2022		1,490,000	1,701,394
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		300,000	336,600
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		900,000	853,778
CNO Financial Group, Inc.:
4.5%, 5/30/2020		20,000	20,800
5.25%, 5/30/2025		45,000	47,813
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	518,350
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		845,000	867,074
E*TRADE Financial Corp., 4.625%, 9/15/2023		65,000	67,113
Equinix, Inc., (REIT), 5.375%, 4/1/2023		520,000	540,800
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		310,000	299,680
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		705,000	728,008
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		790,000	789,506
6.375%, 12/29/2049		800,000	791,806
International Lease Finance Corp.:
6.25%, 5/15/2019		10,000	10,875
8.75%, 3/15/2017		200,000	215,750
JPMorgan Chase & Co., 3.9%, 7/15/2025		1,600,000	1,638,374
Legg Mason, Inc., 5.625%, 1/15/2044		220,000	228,434
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,705,000	1,891,386
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	55,465
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		460,000	480,945
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		1,010,000	1,026,864
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		530,000	531,763
The Goldman Sachs Group, Inc., 3.75%, 5/22/2025		1,600,000	1,611,614
			17,404,423
Health Care 2.3%
AbbVie, Inc., 3.6%, 5/14/2025		1,780,000	1,749,790
Actavis Funding SCS, 4.75%, 3/15/2045		7,000	6,694
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	62,400
Community Health Systems, Inc., 6.875%, 2/1/2022 (b)		620,000	624,650
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	26,100
Endo Finance LLC, 144A, 5.375%, 1/15/2023		65,000	63,745
Endo Ltd., 144A, 6.0%, 2/1/2025		50,000	49,625
HCA, Inc., 7.5%, 2/15/2022		495,000	569,250
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,313
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,400
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		740,000	643,800
144A, 4.875%, 4/15/2020		45,000	43,144
Tenet Healthcare Corp.:
144A, 3.837% *, 6/15/2020		55,000	54,588
6.25%, 11/1/2018		155,000	165,075
6.75%, 6/15/2023 (b)		115,000	114,137
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		105,000	91,350
144A, 5.875%, 5/15/2023		100,000	84,187
144A, 6.125%, 4/15/2025 (b)		285,000	239,756
144A, 7.5%, 7/15/2021		400,000	365,000
			5,026,004
Industrials 1.7%
ADT Corp.:
5.25%, 3/15/2020		105,000	111,300
6.25%, 10/15/2021 (b)		30,000	32,400
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		85,000	89,356
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	24,150
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		50,000	49,125
Belden, Inc., 144A, 5.5%, 9/1/2022		60,000	59,400
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		225,000	173,925
144A, 7.5%, 3/15/2025		30,000	23,325
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	22,490
EnerSys, 144A, 5.0%, 4/30/2023		15,000	15,225
FTI Consulting, Inc., 6.0%, 11/15/2022		35,000	37,100
Gates Global LLC, 144A, 6.0%, 7/15/2022		60,000	48,150
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	668,500
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	73,150
Meritor, Inc., 6.75%, 6/15/2021		35,000	34,562
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		175,000	137,594
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		75,000	78,000
Oshkosh Corp., 5.375%, 3/1/2025		10,000	10,050
Ply Gem Industries, Inc., 6.5%, 2/1/2022		45,000	42,975
SBA Communications Corp., 5.625%, 10/1/2019		35,000	36,575
Titan International, Inc., 6.875%, 10/1/2020		45,000	38,025
TransDigm, Inc.:
6.0%, 7/15/2022		215,000	217,150
6.5%, 7/15/2024		500,000	508,750
7.5%, 7/15/2021		65,000	68,575
United Rentals North America, Inc.:
4.625%, 7/15/2023		45,000	45,197
6.125%, 6/15/2023		25,000	26,087
7.625%, 4/15/2022		765,000	830,109
USG Corp., 144A, 5.5%, 3/1/2025		5,000	5,144
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		85,000	80,325
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022		70,000	62,475
			3,649,189
Information Technology 1.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,875
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		280,000	296,156
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		15,000	15,105
Cardtronics, Inc., 5.125%, 8/1/2022		45,000	43,650
CDW LLC, 6.0%, 8/15/2022		115,000	123,423
EarthLink Holdings Corp., 7.375%, 6/1/2020		45,000	46,462
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		153,000	155,720
First Data Corp., 144A, 8.75%, 1/15/2022		45,000	47,385
Hewlett Packard Enterprise Co.:
144A, 4.9%, 10/15/2025		150,000	148,222
144A, 6.35%, 10/15/2045		75,000	72,653
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		60,000	56,850
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (b)		30,000	29,760
KLA-Tencor Corp., 4.65%, 11/1/2024		530,000	533,686
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		85,000	83,044
Open Text Corp., 144A, 5.625%, 1/15/2023		70,000	70,700
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		50,000	46,500
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		720,000	609,266
			2,399,457
Materials 3.8%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		740,000	638,751
144A, 4.125%, 9/27/2022 (b)		610,000	500,316
ArcelorMittal:
5.125%, 6/1/2020		20,000	19,219
6.125%, 6/1/2018		1,000,000	1,002,500
Ball Corp., 5.25%, 7/1/2025 (b)		70,000	71,137
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		275,000	283,250
Cascades, Inc., 144A, 5.5%, 7/15/2022		45,000	43,762
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		400,000	406,000
Chemours Co.:
144A, 6.625%, 5/15/2023		55,000	41,044
144A, 7.0%, 5/15/2025		25,000	18,625
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		60,000	59,400
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025		200,000	198,376
Evraz Group SA, 144A, 6.5%, 4/22/2020		200,000	193,400
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		69,000	52,526
144A, 7.0%, 2/15/2021		75,000	55,500
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		800,000	646,000
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		750,000	607,500
Hexion, Inc., 6.625%, 4/15/2020		290,000	245,775
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,000,000	893,750
Novelis, Inc., 8.75%, 12/15/2020		655,000	656,637
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	49,500
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		80,000	68,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		765,000	795,600
Tronox Finance LLC, 144A, 7.5%, 3/15/2022		80,000	56,600
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,200
144A, 5.625%, 10/1/2024		15,000	15,488
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	711,072
			8,360,928
Telecommunication Services 5.1%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	5,000,000	298,284
AT&T, Inc.:
2.45%, 6/30/2020		190,000	188,143
3.4%, 5/15/2025		1,920,000	1,863,135
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		500,000	530,404
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		15,000	15,017
Series T, 5.8%, 3/15/2022		75,000	72,938
CommScope, Inc., 144A, 4.375%, 6/15/2020		35,000	35,700
CyrusOne LP:
6.375%, 11/15/2022		15,000	15,488
144A, 6.375%, 11/15/2022		65,000	67,113
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		550,000	453,750
144A, 8.25%, 9/30/2020		200,000	177,000
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	40,185
6.875%, 1/15/2025 (b)		210,000	181,460
7.125%, 1/15/2023		285,000	254,363
8.5%, 4/15/2020		475,000	489,250
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		130,000	141,700
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		460,000	379,212
Level 3 Financing, Inc.:
5.375%, 8/15/2022		210,000	213,675
144A, 5.375%, 5/1/2025		55,000	55,138
6.125%, 1/15/2021		250,000	263,438
7.0%, 6/1/2020		160,000	169,600
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	164,500
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		300,000	276,060
Plantronics, Inc., 144A, 5.5%, 5/31/2023		30,000	30,525
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		60,000	51,269
144A, 7.0%, 3/1/2020 (b)		500,000	525,000
Sprint Corp., 7.125%, 6/15/2024		675,000	592,734
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025 (b)		143,000	143,358
6.625%, 11/15/2020		445,000	458,350
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		290,000	290,362
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		283,500	301,927
Verizon Communications, Inc., 3.5%, 11/1/2024		1,600,000	1,599,750
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		35,000	36,925
Windstream Services LLC, 7.75%, 10/15/2020 (b)		835,000	751,500
Zayo Group LLC:
144A, 6.0%, 4/1/2023		70,000	71,365
144A, 6.375%, 5/15/2025		70,000	70,875
			11,269,493
Utilities 0.5%
Calpine Corp.:
5.375%, 1/15/2023 (b)		75,000	71,719
5.75%, 1/15/2025 (b)		75,000	71,063
Dynegy, Inc.:
7.375%, 11/1/2022		70,000	70,175
7.625%, 11/1/2024 (b)		130,000	130,325
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	187,699
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		60,000	55,650
NRG Energy, Inc., 6.25%, 5/1/2024		610,000	545,950
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		30,000	27,444
			1,160,025
Total Corporate Bonds (Cost $72,141,044)			69,174,665
Mortgage-Backed Securities Pass-Throughs 16.2%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 3/1/2043 until 7/1/2045 (c)		5,484,695	5,713,994
5.5%, 6/1/2035		3,054,631	3,403,032
Federal National Mortgage Association:
3.5%, 5/1/2043 (c)		8,000,000	8,325,500
4.0%, with various maturities from 9/1/2040 until 7/1/2042 (c)		13,768,949	14,673,772
5.5%, with various maturities from 12/1/2032 until 8/1/2037		3,011,924	3,392,704
6.5%, with various maturities from 9/1/2016 until 6/1/2017		61,230	62,604
Total Mortgage-Backed Securities Pass-Throughs (Cost $35,000,795)			35,571,606
Asset-Backed 2.6%
Automobile Receivables 1.4%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		1,200,000	1,219,727
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		2,022,661	2,016,848
			3,236,575
Miscellaneous 1.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.939% *, 1/17/2024		500,000	499,831
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		709,932	696,879
JPMorgan Mortgage Acquisition Trust, "A3", Series 2007-CH5, 0.304% *, 5/25/2037		945,082	930,004
Voya CLO Ltd., "C", Series 2015-1A, 144A, 3.675% *, 4/18/2027		500,000	458,223
			2,584,937
Total Asset-Backed (Cost $5,815,652)			5,821,512
Commercial Mortgage-Backed Securities 5.2%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.039% *, 7/10/2044		175,000	177,639
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028		1,000,000	1,014,739
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046		200,000	210,827
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.196% *, 3/15/2018		325,000	325,000
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.55% *, 12/25/2024		7,987,433	338,692
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	156,911
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		1,353,121	1,425,709
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		2,256,199	2,337,467
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.03% *, 6/12/2050		628,939	643,082
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-C27, 3.19%, 2/15/2048		1,110,000	1,106,707
WFRBS Commercial Mortgage Trust:
"A5", Series 2013-C14, 3.337%, 6/15/2046		2,000,000	2,053,051
"A5", Series 2014-C23, 3.917%, 10/15/2057		1,500,000	1,586,661
Total Commercial Mortgage-Backed Securities (Cost $11,501,456)			11,376,485
Collateralized Mortgage Obligations 12.6%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		296,652	198,534
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.494% *, 2/25/2025		2,000,000	1,929,547
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		767,924	502,988
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,773,665	184,194
"ZG", Series 4213, 3.5%, 6/15/2043		733,863	731,195
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,944,207	331,888
"UA", Series 4298, 4.0%, 2/15/2054		903,278	931,890
"ZP", Series 4490, 4.0%, 7/15/2045		1,482,970	1,492,587
"DZ", Series 4253, 4.75%, 9/15/2043		2,181,086	2,633,660
"MS", Series 3055, Interest Only, 6.404% **, 10/15/2035		2,067,801	403,263
"SP", Series 4047, Interest Only, 6.454% **, 12/15/2037		1,391,295	207,718
"SG", Series 3859, Interest Only, 6.504% **, 11/15/2039		2,479,042	229,850
"JS", Series 3572, Interest Only, 6.604% **, 9/15/2039		983,367	147,470
Federal National Mortgage Association:
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,675,743
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,002,672	175,769
"KZ", Series 2010-134, 4.5%, 12/25/2040		781,784	821,189
"SI", Series 2007-23, Interest Only, 6.573% **, 3/25/2037		421,491	76,214
"YI", Series 2008-36, Interest Only, 7.003% **, 7/25/2036		3,061,928	621,940
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.794% *, 4/25/2024		2,000,000	1,867,583
"M3", Series 2014-DN4, 4.744% *, 10/25/2024		960,000	956,622
Government National Mortgage Association:
"AO", Series 2013-10, Principal Only, Zero Coupon, 1/20/2043		1,501,269	837,091
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,036,514
"HX", Series 2012-91, 3.0%, 9/20/2040		2,136,102	2,197,796
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		7,599,714	707,317
"HZ", Series 2012-56, 3.5%, 6/20/2040		979,529	1,013,910
"GC", Series 2010-101, 4.0%, 8/20/2040		1,000,000	1,085,485
"ME", Series 2014-4, 4.0%, 1/16/2044		1,000,000	1,082,141
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,090,044	140,415
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		2,188,025	117,372
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	881,046
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,695,171	74,939
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,619,910	105,393
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		819,098	138,923
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,066,033	179,581
"PZ", Series 2010-106, 4.75%, 8/20/2040		957,469	988,167
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		382,508	69,398
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,256,860	238,094
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		325,567	56,976
"AI", Series 2007-38, Interest Only, 6.261% **, 6/16/2037		329,341	52,649
"SB", Series 2014-81, 15.628% *, 6/20/2044		477,087	643,875
Total Collateralized Mortgage Obligations (Cost $28,484,927)			27,766,926
Government & Agency Obligations 28.4%
Other Government Related (d) 0.7%
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	201,500
Tennessee Valley Authority, 4.25%, 9/15/2065		1,012,000	1,004,472
Vnesheconombank, 144A, 6.902%, 7/9/2020		250,000	255,080
			1,461,052
Sovereign Bonds 9.7%
Dominican Republic, 144A, 5.5%, 1/27/2025		300,000	296,250
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	2,680,000,000	187,837
Government of Malaysia, 144A, 3.043%, 4/22/2025 (b)		1,000,000	963,650
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	5,300,000	3,989,350
Government of Romania, REG S, 2.75%, 10/29/2025	EUR	1,500,000	1,668,032
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	202,600
Kingdom of Portugal, REG S, 144A, 4.1%, 2/15/2045	EUR	3,200,000	3,852,893
Kingdom of Spain, REG S, 144A, 4.65%, 7/30/2025	EUR	1,340,000	1,868,691
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	2,600,134	2,834,077
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	194,000
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		200,000	180,500
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	89,250
144A, 7.65%, 6/15/2035		200,000	181,250
Republic of Hungary:
4.0%, 3/25/2019		200,000	209,500
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	94,040
Republic of Namibia, 144A, 5.25%, 10/29/2025		500,000	495,000
Republic of Peru, 4.125%, 8/25/2027		500,000	502,500
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	213,626
144A, 5.5%, 10/26/2022		200,000	226,332
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	3,300,000	242,355
Series R186, 10.5%, 12/21/2026	ZAR	8,000,000	667,303
Series R186, 10.5%, 12/21/2026	ZAR	15,500,000	1,292,899
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	196,504
144A, 6.85%, 11/3/2025 (c)		280,000	278,250
Republic of Turkey, 5.625%, 3/30/2021		250,000	268,750
Republic of Uruguay, 5.1%, 6/18/2050		40,000	35,900
United Mexican States, 4.6%, 1/23/2046		200,000	185,500
			21,416,839
U.S. Government Sponsored Agency 1.3%
Federal National Mortgage Association, 3.0%, 11/15/2027		2,750,000	2,751,529
U.S. Treasury Obligations 16.7%
U.S. Treasury Bills:
0.07% ***, 12/3/2015 (e)		450,000	449,990
0.215% ***, 2/11/2016 (e)		1,880,000	1,879,571
U.S. Treasury Bonds:
2.5%, 2/15/2045		232,000	211,298
3.0%, 5/15/2045		5,000	5,059
3.125%, 8/15/2044		491,000	509,278
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		17,923,000	18,007,256
1.0%, 9/30/2016 (b)		3,000,000	3,015,195
1.25%, 1/31/2020		65,000	64,540
1.625%, 7/31/2019		498,000	503,862
1.625%, 12/31/2019		798,000	805,065
2.0%, 8/15/2025		380,000	374,946
2.25%, 11/15/2024		3,647,000	3,686,129
2.5%, 5/15/2024		7,047,000	7,283,004
			36,795,193
Total Government & Agency Obligations (Cost $63,185,208)			62,424,613
Municipal Bonds and Notes 0.8%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $1,735,789)		1,735,789	1,772,518
		Shares	Value ($)
Preferred Stock 0.0%
Consumer Discretionary
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $14,531)		15	15,362
Securities Lending Collateral 5.1%
Daily Assets Fund Institutional, 0.17% (h) (i) (Cost $11,329,844)		11,329,844	11,329,844
Cash Equivalents 8.1%
Central Cash Management Fund, 0.12% (h)		12,834,510	12,834,510
Deutsche Variable NAV Money Fund “Capital”, 0.31% (h)		502,645	5,026,957
Total Cash Equivalents (Cost $17,861,466)			17,861,467
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $247,070,712) †		110.4	243,114,998
Other Assets and Liabilities, Net		(10.4)	(22,821,417)
Net Assets		100.0	220,293,581

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2015.
**	These securities are shown at their current rate as of October 31, 2015.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $247,779,634. At October 31, 2015, net unrealized depreciation for all securities based on tax cost was $4,664,636. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,729,789 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,394,425.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2015 amounted to $10,994,192, which is 5.0% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At October 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At October 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	At October 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended October 31, 2015 is as follows:

Affiliate	Value ($) at 1/31/2015	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 10/31/2015
Central Cash Management Fund	18,808,614	148,522,444	154,496,548	—	7,049	12,834,510
Deutsche Variable NAV Money Fund	5,017,589	9,368	—	—	9,738	5,026,957
Total	23,826,203	148,531,812	154,496,548	—	16,787	17,861,467

At October 31, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	12/21/2015	207	26,431,312	32,063

At October 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

Euro-BTP Italian Governenment Bond	EUR	12/8/2015	13	1,986,210	(86,644)
Euro-Bund German Federal Government Bond	EUR	12/8/2015	34	5,877,785	(152,572)
Euro-BUXL 30 Year German Government Bond	EUR	12/8/2015	30	5,203,105	(228,312)
Ultra Long U.S. Treasury Bond	USD	12/21/2015	30	4,792,500	(17,381)
Total unrealized depreciation					(484,909)

At October 31, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,900,000[1]	5/5/2016	66,227	(114)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000[1]	3/15/2016	42,628	*
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000[2]	3/15/2016	69,620	*
Total Call Options				178,475	(116)
Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000[1]	3/15/2016	42,627	(2,885)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	5,900,000[2]	3/15/2016	15,045	(2,885)
Pay Fixed - 2.0% -Receive Floating - 3-Month LIBOR	8/15/2015 8/15/2046	6,900,000[1]	8/11/2016	132,480	(119,674)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	6,900,000[3]	7/11/2016	129,720	(173,295)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,900,000[1]	5/5/2016	66,228	(213,528)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	4,800,000[3]	12/2/2015	104,160	(130,100)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	4,800,000[3]	11/9/2015	96,240	(144,837)
Total Put Options				586,500	(787,204)
Total				764,975	(787,320)

(j)	Unrealized depreciation on written options on interest rate swap contracts at October 31, 2015 was $22,345.

At October 31, 2015, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ ($)	Unrealized (Depreciation) ($)

3/20/2015 6/20/2020	5,544,000[3]	5.0%	Markit CDX North America High Yield Index	(351,020)	(205,772)	(145,248)

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Reference Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)

9/21/2015 12/20/2020	3,920,000[4]	1.0%	Markit CDX Emerging Markets Index	394,696	475,502	(80,806)

At October 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (l)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	70,000[5]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	8,607	6,237	2,370
12/22/2014 3/20/2020	120,000[6]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	19,447	16,747	2,700
Total unrealized appreciation					5,070

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(l)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At October 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2/3/2015 2/3/2045	5,300,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(608,159)	(544,323)
1/28/2015 1/28/2045	5,900,000	Fixed — 3.087%	Floating — 3-Month LIBOR	(747,621)	(747,621)
9/16/2015 9/16/2045	5,300,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(553,995)	(428,320)
9/30/2015 9/30/2045	4,800,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(370,097)	(370,097)
12/16/2015 9/18/2017	3,900,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(48,039)	(51,345)
12/16/2015 9/16/2025	19,300,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(971,255)	(866,076)
12/16/2015 12/16/2045	1,200,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(51,743)	(63,645)
12/16/2015 9/16/2020	20,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	647,060	656,158
12/16/2015 9/17/2035	15,800,000	Floating — 3-Month LIBOR	Fixed — 2.938%	1,222,326	874,407
12/16/2015 9/18/2045	15,800,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,538,416	1,003,460
9/16/2015 9/16/2045	11,541,000	Floating — 3-Month LIBOR	Fixed — 3.0%	1,206,170	569,601
Total net unrealized depreciation				32,199

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	JPMorgan Chase Bank
5	Barclays Bank PLC
6	Credit Suisse

LIBOR: London Interbank Offered Rate
As of October 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
BRL	4,125,000	USD	1,153,201	11/10/2015	85,440	BNP Paribas
BRL	8,325,000	USD	2,310,226	11/10/2015	155,290	Macquarie Bank Ltd.
TWD	36,500,000	USD	1,155,063	11/12/2015	30,703	Nomura International PLC
SEK	28,841,940	CAD	4,500,000	11/13/2015	64,338	Morgan Stanley
USD	1,666,432	AUD	2,350,000	11/13/2015	8,220	Australia & New Zealand Banking Group Ltd.
USD	1,666,420	AUD	2,350,000	11/13/2015	8,232	Macquarie Bank Ltd.
AUD	4,700,000	USD	3,439,737	11/13/2015	90,433	JPMorgan Chase Securities, Inc.
MXN	5,085,800	USD	309,658	11/17/2015	2,054	Barclays Bank PLC
ZAR	9,440,000	USD	727,653	11/17/2015	47,157	Barclays Bank PLC
ZAR	13,400,000	USD	1,020,719	11/17/2015	54,761	BNP Paribas
ZAR	19,800,000	USD	1,507,308	11/23/2015	81,481	Nomura International PLC
USD	1,192,125	MXN	19,800,000	11/23/2015	4,883	BNP Paribas
TWD	73,000,000	USD	2,249,615	11/30/2015	841	Nomura International PLC
USD	2,351,894	INR	158,400,000	12/2/2015	59,408	Nomura International PLC
USD	2,324,421	MXN	39,600,000	12/14/2015	65,951	Macquarie Bank Ltd.
ZAR	79,200,000	USD	5,854,922	12/14/2015	173,193	BNP Paribas
USD	2,366,227	INR	158,400,000	12/21/2015	36,976	Nomura International PLC
USD	1,127,517	IDR	16,800,000,000	12/23/2015	82,095	Commonwealth Bank of Australia
EUR	8,571,611	USD	9,839,952	1/19/2016	399,610	JPMorgan Chase Securities, Inc.
EUR	1,487,745	USD	1,689,658	1/19/2016	51,130	Morgan Stanley
USD	2,241,943	CNH	14,400,000	2/25/2016	12,367	Australia & New Zealand Banking Group Ltd.
Total unrealized appreciation					1,514,563

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,130,137	BRL	4,125,000	11/10/2015	(62,376)	BNP Paribas
USD	2,293,572	BRL	8,325,000	11/10/2015	(138,637)	Macquarie Bank Ltd.
CAD	4,500,000	SEK	28,435,005	11/13/2015	(111,981)	JPMorgan Chase Securities, Inc.
NZD	3,500,000	USD	2,338,788	11/13/2015	(28,968)	JPMorgan Chase Securities, Inc.
USD	1,500,830	ZAR	19,800,000	11/23/2015	(75,003)	Nomura International PLC
MXN	19,800,000	USD	1,163,030	11/23/2015	(33,978)	BNP Paribas
MXN	39,600,000	USD	2,319,112	12/14/2015	(71,260)	Macquarie Bank Ltd.
USD	5,729,162	ZAR	79,200,000	12/14/2015	(47,433)	BNP Paribas
IDR	16,800,000,000	USD	1,090,909	12/23/2015	(118,703)	Commonwealth Bank of Australia
TWD	36,500,000	USD	1,111,111	12/28/2015	(13,362)	Nomura International PLC
NZD	5,739,000	USD	3,861,061	1/19/2016	(2,458)	BNP Paribas
USD	2,400,000	INR	158,400,000	1/29/2016	(13,260)	Morgan Stanley
CNH	14,400,000	USD	2,186,872	2/25/2016	(67,438)	Australia & New Zealand Banking Group Ltd.
Total unrealized depreciation					(784,857)

Currency Abbreviations
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNH	Chinese Yuan	SEK	Swedish Krona
EUR	Euro	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$69,174,665	$—	$69,174,665
Mortgage-Backed Securities Pass-Throughs	—	35,571,606	—	35,571,606
Asset-Backed	—	5,821,512	—	5,821,512
Commercial Mortgage-Backed Securities	—	11,376,485	—	11,376,485
Collateralized Mortgage Obligations	—	27,766,926	—	27,766,926
Government & Agency Obligations	—	62,424,613	—	62,424,613
Municipal Bonds and Notes	—	1,772,518	—	1,772,518
Preferred Stock	—	15,362	—	15,362
Short-Term Investments (m)	29,191,311	—	—	29,191,311
Derivatives (n)
Futures Contracts	$32,063	$—	$—	$32,063
Credit Default Swap Contracts	—	5,070	—	5,070
Interest Rate Swap Contracts	—	3,103,626	—	3,103,626
Forward Foreign Currency Exchange Contracts	—	1,514,563	—	1,514,563
Total	$29,223,374	$218,546,946	$—	$247,770,320
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(484,909)	$—	$—	$(484,909)
Written Options	—	(787,320)	—	(787,320)
Credit Default Swap Contracts	—	(226,054)	—	(226,054)
Interest Rate Swap Contracts	—	(3,071,427)	—	(3,071,427)
Forward Foreign Currency Exchange Contracts	—	(784,857)	—	(784,857)
Total	$(484,909)	$(4,869,658)	$—	$(5,354,567)

During the period ended October 31, 2015, the amount of transfers between Level 3 and Level 2 was $1,199,599. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

(m)	See Investment Portfolio for additional detailed categorizations.
(n)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ (220,984)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 729,706	$ —
Interest Rate Contracts	$ (452,846)	$ 32,199	$ —	$ (22,345)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Plus Income Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 23, 2015